UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        7/25/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $22,169,944.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                    COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- ------------------------ --------- --------- -------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER              TITLE OF CLASS        CUSIP     VALUE     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- ------------------------ --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                      COMMON STOCK USD1.       00206R102   591,809  18,950.000          SOLE                   X      0    0
ACCELRYS INC                  COMMON STOCK USD.0001    00430U103    83,527  10,467.000          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC  COMMON STOCK USD1.       009158106   936,360  10,200.000          SOLE                   X      0    0
ALIMERA SCIENCES INC          COMMON STOCK USD.01      016259103    48,517  14,354.000          SOLE                   X      0    0
ANADARKO PETROLEUM CORP       COMMON STOCK USD.1       032511107   360,521   4,602.000          SOLE                   X      0    0
ATHERSYS INC                  COMMON STOCK USD.001     04744L106   105,583  68,118.000          SOLE                   X      0    0
COCA COLA CO/THE              COMMON STOCK USD.25      191216100   666,090   9,000.000          SOLE                   X      0    0
WALT DISNEY CO/THE            COMMON STOCK USD.01      254687106   262,680   6,000.000          SOLE                   X      0    0
EXXON MOBIL CORP              COMMON STOCK NPV         30231G102 2,914,128  33,600.000          SOLE                   X      0    0
FUSION IO INC                 COMMON STOCK             36112J107   697,948  24,567.000          SOLE                   X      0    0
GENERAL ELECTRIC CO           COMMON STOCK USD.06      369604103   804,305  40,075.000          SOLE                   X      0    0
GEVO INC                      COMMON STOCK             374396109    91,900  10,000.000          SOLE                   X      0    0
GREEN DOT CORP CLASS A        COMMON STOCK USD.001     39304D102 2,408,149  90,805.000          SOLE                   X      0    0
HANSEN MEDICAL INC            COMMON STOCK USD.0001    411307101   106,389  35,463.000          SOLE                   X      0    0
HOMEAWAY INC                  COMMON STOCK USD.0001    43739Q100 1,765,676  69,597.000          SOLE                   X      0    0
HONEYWELL INTERNATIONAL INC   COMMON STOCK USD1.       438516106   256,410   4,200.000          SOLE                   X      0    0
INSULET CORP                  COMMON STOCK USD.001     45784P101   743,053  38,822.000          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A   COMMON STOCK USD.01      518439104 2,068,796  33,400.000          SOLE                   X      0    0
MCGRAW HILL COMPANIES INC     COMMON STOCK USD1.       580645109   290,820   6,000.000          SOLE                   X      0    0
MERCK + CO. INC.              COMMON STOCK USD.5       58933Y105   829,440  21,600.000          SOLE                   X      0    0
NUANCE COMMUNICATIONS INC     COMMON STOCK USD.001     67020Y100 1,528,405  59,750.000          SOLE                   X      0    0
PFIZER INC                    COMMON STOCK USD.05      717081103   626,436  27,645.000          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST SPDR S+P MIDCAP 400 ETF  78467Y107 1,011,752   5,600.000          SOLE                   X      0    0
                              TRST
TEARLAB CORP                  COMMON STOCK USD.001     878193101   883,132 257,473.000          SOLE                   X      0    0
TEXAS INSTRUMENTS INC         COMMON STOCK USD1.       882508104   218,465   6,500.000          SOLE                   X      0    0
21VIANET GROUP INC ADR        ADR                      90138A103   485,054  42,736.000          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC    COMMON STOCK USD.1       92343V104   678,009  17,735.000          SOLE                   X      0    0
WELLS FARGO + CO              COMMON STOCK USD1.666    949746101   618,139  18,106.000          SOLE                   X      0    0
ZIPREALTY INC                 COMMON STOCK USD.001     98974V107    88,451  64,563.000          SOLE                   X      0    0
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